Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrants
Schedule of fair value of the outstanding warrant liability

Period from
January 1, 2023
	to January 26, 2023	June 30, 2022
Expected volatility	44 – 49%	45 – 54%
Risk-free interest rate	3.60 – 4.80%	2.60 – 3.00%
Remaining term in years	0.35 – 5.00	0.92 – 5.38
Exercise price of common warrants	$1.08 – $30.11	$1.08 – $30.11
Exercise price of Legacy preferred warrants	—	—
Common stock price	$10.63	$9.18
Legacy preferred stock price	—	—
Expected dividend yield	0%	0%

	December 31,
	2021	2022
Expected volatility	44 – 55%	45 – 47%
Risk-free interest rate	0.27 – 1.11%	4.00 – 4.30%
Remaining term in years	1.41 – 7.94	0.14 – 5.07
Exercise price of common warrants	$1.08 – $30.11	$1.08 – $30.11
Exercise price of preferred warrants	$19.35 – $32.26	—
Common stock price	$3.35	$9.72
Preferred stock price	$5.38 – $7.35	—
Expected dividend yield	0%	0%

Schedule of warrant activity rollforward

The Company’s warrant liability related to Legacy Orchestra warrant activity rollforward is as follows, with the warrants having been converted to reflect the effect of the Merger:

	Preferred	Common
(in thousands, except share data)	Warrants	Warrants	Amount
Balance December 31, 2022	—	1,327,074	$2,089
Warrants exercised prior to the business combination	—	(1,163)	(10)
Change in fair value of warrants as of January 26, 2023	—	—	294
Warrants reclassified to equity	—	(1,325,911)	(2,373)
Balance March 31, 2023	—	—	—
Balance June 30, 2023	—	—	$—

	Preferred	Common
(in thousands, except share data)	Warrants	Warrants	Amount
Balance December 31, 2021	206,997	1,189,162	$635
Exercise of warrants	—	(68,587)	(156)
Change in the fair value of warrants	—	—	145
Balance March 31, 2022	206,997	1,120,575	624
Exercise of warrants	—	(4,650)	(15)
Forfeiture of warrants	—	(4,650)	(38)
Issuance of warrants related to Legacy Orchestra preferred stock financing	—	159,965	620
Amendments of existing warrants	(206,997)	206,997	810
Other	—	(150,000)	(335)
Change in the fair value of warrants	—	—	243
Balance June 30, 2022	—	1,328,237	$1,909

	Preferred	Common
(in thousands, except share data)	Warrants	Warrants	Amount
Balance December 31, 2020	206,997	1,192,650	$1,347
Exercise of warrants	—	(3,488)	(13)
Change in the fair value of warrants	—	—	(699)
Balance December 31, 2021	206,997	1,189,162	$635
Reclassification of warrant liability upon exercise	—	(73,238)	(171)
Forfeiture of warrants	—	(4,650)	(38)
Issuance of warrants related to private placement financing	—	159,965	620
Amendment of existing warrants	(206,997)	206,997	810
Other	—	(151,162)	(345)
Change in the fair value of warrants	—	—	578
Balance December 31, 2022	—	1,327,074	$2,089

Schedule of purchase shares of Company Common Stock

The following table summarizes outstanding warrants to purchase shares of Company Common Stock as of June 30, 2023 and December 31, 2022:

	Number of Shares
	June 30,	December 31,	Exercise
	2023	2022	Price	Term
Liability-classified Warrants
Legacy Orchestra Warrants	—	1,327,074	$0.50 – $14.00	0.10 – 4.75
Equity-classified Warrants
Legacy Orchestra Warrants	541,808	250,000	$0.50 – $14.00	0.10 – 9.00
Private Warrants Held by Sponsor	750,000	1,500,000	$11.50	4.57 – 4.82
Private Warrants Held by Employees (Note 11)	675,000	—	$11.50	4.57
	1,966,808	1,750,000
Total Outstanding	1,966,808	3,077,074